Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Supplement Dated November 30, 2016

to the Prospectus dated May 1, 2016

and Statement of Additional Information dated May 1, 2016, as amended July 1, 2016

This Supplement updates certain information in the Prospectus for the LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective December 30, 2016 the Fund will have new investment strategies.

The following replaces the information under Principal Investment Strategies on pages 2-3 and similar text under Investment Objective and Principal Investment Strategies on page 8:

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in mutual funds and exchange-traded funds (ETFs) (collectively, “underlying funds”) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The following table shows the target allocation and allowable ranges (based on percentage of net assets) that the Fund expects to invest in for each asset class. Allocations for each asset class may vary within the allowable ranges from the target percentages set for the fund.

Asset Class	Target Allocation	Ranges
U.S. Equity	40%	10-65%
International Equity (Including Emerging Markets)	15%	0-25%
Fixed Income	45%	35-65%

The underlying funds, which are managed by Franklin Templeton and other unaffiliated investment advisers, invest in a variety of U.S. and foreign equity, fixed income and derivative investments. The Fund may have exposure to a wide variety of investments through the underlying funds including, but not limited to: (i) emerging or developing markets securities; (ii) equity securities including common stock, preferred stock and convertible securities, in any market capitalization range; (iii) fixed income securities including bonds, notes, debentures, banker’s acceptances, commercial paper and mortgage-backed or asset-backed securities, of any maturity, duration or credit rating (including bonds that are below investment grade, also known as “junk” bonds”); (iv) certain derivative instruments, including futures contracts, forward contracts, options and swaps; and (v) cash or cash-related instruments).

An active allocation approach is used when selecting investments for the Fund. The sub-adviser has the flexibility to determine the level of investment in each asset class within the allowable range. Within each asset class, the sub-adviser has flexibility to select the approximate investment styles for investment. Descriptions of the primary investment styles utilized for the Fund within each asset class are listed below:

U.S. Equity: U.S. equity are securities of companies organized, or having majority of their assets, or earning a majority of their operating income, inside of the United States.

Growth Equity: Growth equity are stocks of companies that appear to offer superior opportunities for growth of capital. Growth companies typically pay little or no dividends.

Value Equity: Value equity are stocks of companies believed to be undervalued with long-term capital appreciation potential.

International Equity: International (foreign) equity are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States.

Emerging Markets: An emerging market country is defined as an emerging or developing economy by the International Monetary Fund as defined as such by MSCI. The countries included in this definition will change over time. The sub-adviser may invest up to 5% of the assets allocated to equity in emerging markets.

Fixed Income (bonds and cash equivalents): Fixed income securities principally among the U.S. investment grade, U.S. high yield, international developed markets, and emerging markets sectors. The sub-adviser may invest up to 5% of the assets allocated to fixed income in high yield bonds (“junk bonds”).

Exchange Traded Funds (ETFs): ETFs are similar to conventional mutual funds but are priced and traded like individual stocks, typically on a stock exchange. ETFs generally combine the advantages of the trading flexibility and continual pricing of individual stocks and bonds.

The sub-adviser selects underlying funds based on their predominant asset class (e.g., U.S. equity, International equity including emerging markets equity or fixed income). When selecting equity funds, the sub-adviser considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, the sub-adviser focuses primarily on maximizing income, appropriate to the Fund’s risk profile and considers the duration and maturity of the underlying funds’ portfolios. The risk profile of underlying funds also is considered when determining allocations. In evaluating the risk level of the underlying funds, the sub-adviser analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) volatility (the variability of returns from one period to the next).

The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).

LVIP Goldman Sachs Income Builder Fund Supplement Dated November 30, 2016 to the Prospectus dated May 1, 2016 and Statement of Additional Information dated May 1, 2016, as amended July 1, 2016

This Supplement updates certain information in the Prospectus and Statement of Additional Information for the LVIP Goldman Sachs Income Builder Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

The following revisions to the Prospectus for the Fund are effective December 30, 2016:

The Fund will have revised investment strategies.

The following replaces the last two sentences of the first paragraph under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies on page 6:

The Fund has a baseline allocation to fixed income securities of 60% and to equity securities of 40%.

The following replaces the first sentence in the discussion of “Equity Investments” under Principal Investment Strategies on page 2:

The Fund may invest in equity investments, which include, among others, U.S. common stocks, preferred stocks and American Depositary Receipts (“ADRs”) of U.S. and foreign issuers (including issuers in countries with emerging markets or economies (“emerging countries”)), as well as master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and affiliated and unaffiliated investment companies, including exchange-traded funds (“ETFs”).

The following replaces the first sentence in the discussion of “Fixed Income Investments” under Principal Investment Strategies on page 2 and similar text on page 6.

The Fund may invest in fixed income investments.

The first sentence in the discussion of “Additional Information” under Principal Investment Strategies on page 2 and similar text on page 6 is removed.

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Supplement Dated November 30, 2016

to the Prospectus dated May 1, 2016

and Statement of Additional Information dated May 1, 2016, as amended July 1, 2016

This Supplement updates certain information in the Prospectus for the LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective December 30, 2016 the Fund will have new investment strategies.

The following replaces the information under Principal Investment Strategies on pages 2-3 and similar text under Investment Objective and Principal Investment Strategies on page 8:

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in mutual funds and exchange-traded funds (ETFs) (collectively, “underlying funds”) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The following table shows the target allocation and allowable ranges (based on percentage of net assets) that the Fund expects to invest in for each asset class. Allocations for each asset class may vary within the allowable ranges from the target percentages set for the fund.

Asset Class	Target Allocation	Ranges
U.S. Equity	40%	10-65%
International Equity (Including Emerging Markets)	15%	0-25%
Fixed Income	45%	35-65%

The underlying funds, which are managed by Franklin Templeton and other unaffiliated investment advisers, invest in a variety of U.S. and foreign equity, fixed income and derivative investments. The Fund may have exposure to a wide variety of investments through the underlying funds including, but not limited to: (i) emerging or developing markets securities; (ii) equity securities including common stock, preferred stock and convertible securities, in any market capitalization range; (iii) fixed income securities including bonds, notes, debentures, banker’s acceptances, commercial paper and mortgage-backed or asset-backed securities, of any maturity, duration or credit rating (including bonds that are below investment grade, also known as “junk” bonds”); (iv) certain derivative instruments, including futures contracts, forward contracts, options and swaps; and (v) cash or cash-related instruments).

An active allocation approach is used when selecting investments for the Fund. The sub-adviser has the flexibility to determine the level of investment in each asset class within the allowable range. Within each asset class, the sub-adviser has flexibility to select the approximate investment styles for investment. Descriptions of the primary investment styles utilized for the Fund within each asset class are listed below:

U.S. Equity: U.S. equity are securities of companies organized, or having majority of their assets, or earning a majority of their operating income, inside of the United States.

Growth Equity: Growth equity are stocks of companies that appear to offer superior opportunities for growth of capital. Growth companies typically pay little or no dividends.

Value Equity: Value equity are stocks of companies believed to be undervalued with long-term capital appreciation potential.

International Equity: International (foreign) equity are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States.

Emerging Markets: An emerging market country is defined as an emerging or developing economy by the International Monetary Fund as defined as such by MSCI. The countries included in this definition will change over time. The sub-adviser may invest up to 5% of the assets allocated to equity in emerging markets.

Fixed Income (bonds and cash equivalents): Fixed income securities principally among the U.S. investment grade, U.S. high yield, international developed markets, and emerging markets sectors. The sub-adviser may invest up to 5% of the assets allocated to fixed income in high yield bonds (“junk bonds”).

Exchange Traded Funds (ETFs): ETFs are similar to conventional mutual funds but are priced and traded like individual stocks, typically on a stock exchange. ETFs generally combine the advantages of the trading flexibility and continual pricing of individual stocks and bonds.

The sub-adviser selects underlying funds based on their predominant asset class (e.g., U.S. equity, International equity including emerging markets equity or fixed income). When selecting equity funds, the sub-adviser considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, the sub-adviser focuses primarily on maximizing income, appropriate to the Fund’s risk profile and considers the duration and maturity of the underlying funds’ portfolios. The risk profile of underlying funds also is considered when determining allocations. In evaluating the risk level of the underlying funds, the sub-adviser analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) volatility (the variability of returns from one period to the next).

The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).

LVIP Goldman Sachs Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Goldman Sachs Income Builder Fund Supplement Dated November 30, 2016 to the Prospectus dated May 1, 2016 and Statement of Additional Information dated May 1, 2016, as amended July 1, 2016

This Supplement updates certain information in the Prospectus and Statement of Additional Information for the LVIP Goldman Sachs Income Builder Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

The following revisions to the Prospectus for the Fund are effective December 30, 2016:

The Fund will have revised investment strategies.

The following replaces the last two sentences of the first paragraph under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies on page 6:

The Fund has a baseline allocation to fixed income securities of 60% and to equity securities of 40%.

The following replaces the first sentence in the discussion of “Equity Investments” under Principal Investment Strategies on page 2:

The Fund may invest in equity investments, which include, among others, U.S. common stocks, preferred stocks and American Depositary Receipts (“ADRs”) of U.S. and foreign issuers (including issuers in countries with emerging markets or economies (“emerging countries”)), as well as master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and affiliated and unaffiliated investment companies, including exchange-traded funds (“ETFs”).

The following replaces the first sentence in the discussion of “Fixed Income Investments” under Principal Investment Strategies on page 2 and similar text on page 6.

The Fund may invest in fixed income investments.

The first sentence in the discussion of “Additional Information” under Principal Investment Strategies on page 2 and similar text on page 6 is removed.